Financial results, net	12 Months Ended
Dec. 31, 2021
Interest Income (Expense), Net [Abstract]
Financial results, net
27.	Financial results, net
The following table presents the components of financial results, net:

	Year ended December 31,
	2021	2020	2019
Foreign exchange (losses) / gains	$(4,509)	$11,131	$(6,982)
(Losses) / gains on derivative financial instruments	(1,096)	10,648	3,648
Interest income	5,972	3,857	7,944
Interest expense	(5,686)	(5,471)	(5,767)
Factoring expense	(5,382)	(2,194)	(15,379)
Bank expenses	(278)	(1,371)	(481)
Others	772	(3,690)	(198)

Total financial results, net	$(10,207)	$12,910	$(17,215)